As filed with the Securities and Exchange Commission on August 12, 2011
1933 Act Registration No. 333-148082
1940 Act Registration No. 811-22154

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 28	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 31	☑
(Check appropriate box or boxes.)
Columbia ETF Trust
(Exact name of registrant as specified in charter)
225 Franklin Street
Boston, MA 02110
(Address of principal executive offices)
Registrant’s telephone number, including area code: (800) 774-3768

With a copy to:
Christopher O. Petersen
c/o Columbia Management Investment Advisers, LLC	Stacy L. Fuller K&L Gates LLP
225 Franklin Street	1601 K Street, NW
Boston, MA 02110	Washington, DC 20006
(Name and address of agent for service)	Telephone: (202) 778-9475
Approximate Date of Proposed Public Offering:
It is proposed that the filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)

☑	on September 9, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on __________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on ___________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☑      this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Explanatory note:
The sole purpose of this filing is to delay, until September 9, 2011, the effectiveness of the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement, which effectiveness was subsequently delayed by prior Post-Effective Amendments to its Registration Statement. Post-Effective Amendment No. 10 to the Trust’s Registration Statement relates to the Grail DoubleLine Emerging Markets Fixed Income ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 10, filed on June 23, 2010, are incorporated by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and State of Massachusetts, on the 12th day of August 2011.

Columbia ETF Trust
By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	August 12, 2011

/s/ Joseph F. DiMaria Joseph F. DiMaria	Principal Accounting Officer	August 12, 2011

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chair of the Board	August 12, 2011

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	August 12, 2011

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	August 12, 2011

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	August 12, 2011

/s/ John F. Maher* John F. Maher	Trustee	August 12, 2011

/s/ Catherine James Paglia* Catherine James Paglia	Trustee	August 12, 2011

/s/ Leroy C. Richie* Leroy C. Richie	Trustee	August 12, 2011

/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee	August 12, 2011

/s/ William F. Truscott* William F. Truscott	Trustee	August 12, 2011

* By: /s/ Joseph L. D’Alessandro
Pursuant to Power of Attorney